CLEARWATER INVESTMENT TRUST



                                February 2, 1996


TO:   Our Unit Holders


     On December 31, 1995, the net asset value of the Clearwater Growth Fund was $17.01 per unit. The net asset value of the Clearwater Small Cap Fund was $11.47 per unit. On a total return basis for 1995, the Clearwater Growth Fund increased by 32.6% and the Clearwater Small Cap Fund increased by 26.3%. For comparative purposes, the S&P 500 increased by 37.5% and the Russell 2000 increased by 28.4%. For the fourth quarter, the Clearwater Growth Fund increased 0.8% and the Clearwater Small Cap Fund decreased 0.1%. The S&P 500 increased 6.0% and the Russell 2000 increased 2.2%.

At year-end, the Clearwater Growth Fund paid a dividend of $1.045 per unit and the Clearwater Small Cap Fund paid a dividend of $1.020 per unit. Whenever it is practical, an attempt is made to offset gains with losses to defer your tax liabilities.

Sit Investment Associates, Inc., the subadvisor for the Clearwater Growth Fund, made the following comments on the year and outlook for 1996:

          "1995 was an outstanding year for U.S. financial assets as well as the Clearwater Growth Fund. A major reason for the strong results was that cash reserves were maintained at low levels, averaging slightly over three percent during the year. This bullish posture reflected SIA's optimistic outlook for equities, generally, and growth stocks, in particular, at the end of 1994.

         As was the case in 1994, large capitalization stocks outperformed small cap issues in 1995, and the differential in results was even greater. The S&P 500 Index advanced 37.5% in 1995 whereas most medium and smaller company indices were up smaller amounts. The exception was the NASDAQ OTC Composite Index, but its results were heavily influenced by a small group of very large technology stocks (Intel, Microsoft, etc.) that biased the final figures. Shown below is a sample of market benchmarks:

                                               Total Returns
                                               -------------
                   Large Cap Indices           1994     1995
                   -----------------           ----     ----
                   Russell 1000 Growth Index    0.4%    37.8%
                   S&P 500 Index ...........    1.3     37.5

                   Mid Cap Indices
                   ---------------
                   Russell Mid Cap Index ...   -2.1     34.5
                   S&P Midcap 400 Index ....   -3.6     30.9

                   Small Cap Indices
                   -----------------
                   Russell 2000 Index ......   -1.8     28.4

                   Other
                   -----
                   Lipper Growth Funds .....   -1.8     31.5

         In May of 1994, the investment guidelines of the Clearwater Growth Fund were changed to include the use of an increased allocation to smaller and medium-sized companies and SIA has moved the portfolio in this direction. The weighted average capitalization of the portfolio as of June 1994 was equal to 85% of the S&P 500 Index capitalization and had moved to 66% as of December 1995. This move toward smaller companies has not benefited the portfolio over the near term, but should be additive over the longer term based on historical experience. During 1995, the portfolio's most heavily weighted industry sectors were technology, health care, and financial services. Within the S&P 500 Index, these were the three best-performing subcomponents.

         Despite the robust financial asset rewards achieved in 1995, further potential appears to remain, assuming the political arena does not become totally disruptive. Many technical measures suggest that further equity market gains are achievable and they are supported by valuation measures that correlate stock returns with interest rates. However, the returns obtainable in 1996 should not match the extraordinary results of 1995. The outlook for growth stocks appears particularly attractive on a relative basis because overall "market" earnings have been decelerating sharply while growth stock earnings have held up well. As of December 31, 1995, the portfolio's projected earnings growth rate was +24.7% for calendar 1996 versus less than +5 for the S&P 500 Index. The most heavily weighted equity sectors in portfolios continue to be those emphasized in 1995: technology, health care and financial services."

   [GRAPHIC OMITTED]
                              One Year       Five Year        Inception 6/19/87
    Clearwater Growth Fund      32.6%           15.4%             10.5%
    S&P 500                     37.5%           16.5%             11.9%

Kennedy Capital Management, the subadvisor for the Small Cap Fund, made the following comments:

          "This past year was truly an outstanding one for U.S. stocks and bonds. The S&P 500 Index returned 34.1 percent (prior to dividends) to investors. This growth was fueled by surging profits and falling interest rates. Bond yields reversed their 1994 course and fell all along the curve but particularly at the long end where they shed 1.93 %. Coincidentally, the 30 year bond returned exactly 34.1% in 1995. In contrast, during 1994 the S&P index rose just about one percent and an investor in long bonds lost seven percent. A year ago January, most market pundits were predicting a very mediocre 1995. This remarkable double-barreled rally of 1995 provides some very important lessons. First, it underscores the inability of most of us to forecast, especially the future. Economists, is has been said, predict the future by looking in their rear view mirror. That certainly seemed to be the case a year ago, Second, 1995 clearly illustrates how hazardous it is for investors to engage in market timing. A "cautious" investor who moved to cash in January of 1994, would probably have been very reluctant to plunge back into the market in April after the ten percent rally in the first quarter of 1995. That hesitation could have caused her, or him, to miss the rest of the 24 percent rise in 1995.

         Small stocks did less well than large ones in 1995. The Russell 2000 returned 28.4 percent with dividends. Furthermore, the best performing small stocks were in the technology sector. Because KCM buys stocks that others are not, we tended to have only limited exposure to technology. The Russell 2000 value index was up only 25.7 percent with dividends.

         What do we see for 1996? We think that the market is vulnerable to a technical correction. Nevertheless, we do not believe that a serious market downturn is probable. Inflation is in check and interest rates should remain low. The most serious threat is the possibility of earnings disappointments. Capital spending could slow after several years of significant growth and this would dampen the economy. We do not, however, expect a recession. In sum, we expect the market to rise modestly in 1996. Such a prediction places us squarely, and probably dangerously, in the "consensus camp" of market predictions.

         Nevertheless, and without regard to the accuracy of the above market forecast, we have seen a sharp increase in IPOs in 1995. While KCM rarely buys IPOs, this fresh crop of newly minted stocks is fodder for our investment approach. Many of these small companies are bound to disappoint, given the high expectations set for them. Some of these will be subsequently abandoned by analysts and institutional investors. That is the time when KCM can find good values

         [GRAPHIC OMITTED]

                                     One Year   Five Year    Inception 12/31/93
          Clearwater Small Cap Fund    26.3%       NA              8.6%
          Russell 2000                 28.4%       NA             12.3%





Clearwater Investment Trust                      Clearwater Management Company
---------------------------                      -----------------------------
F. T. Weyerhaeuser, Chairman & Treasurer         F. T. Weyerhaeuser, Chairman &
Samuel B. Carr, Jr.                               Treasurer
Stanley R. Day, Jr.                              W. T. Weyerhaeuser, V.P. &
Robert J. Phares                                  Secretary
                                                 E. C. Driscoll
                                                 W. John Driscoll
D. C. Titcomb, V.P. & Secretary                  P. W. Pascoe
                                                 F. W. Piasecki
                                                 D. C. Titcomb
                                                 G. H. Weyerhaeuser, Jr.

                          Independent Auditors' Report




The Board of Trustees and Shareholders
Clearwater Investment Trust:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Clearwater Small Cap and Clearwater Growth Fund (funds within Clearwater Investment Trust) as of December 31, 1995 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. The financial highlights for the year ended December 31, 1991 for the Clearwater Small Cap Fund and the Clearwater Growth Fund were audited by other auditors, whose report dated January 21, 1992 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold, but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Clearwater Small Cap Fund and Clearwater Growth Fund at December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period ended December 31, 1995, in conformity with generally accepted accounting principles.




                                     KPMG Peat Marwick LLP




Minneapolis, Minnesota
February 2, 1996

                           CLEARWATER INVESTMENT TRUST

                      Statements of Assets and Liabilities

                                December 31, 1995

                                                                                         Clearwater            Clearwater
                                                                                        Small Cap Fund         Growth Fund
---------------------------------------------------------------------------------------------------------------------------

Investments in securities at market value (note 2),
     (identified cost: $24,818,972 and $54,245,256,
     respectively)                                                                 $        26,912,199          84,765,147
Cash in bank on demand deposit                                                                   4,443              26,484
Receivable for investment securities sold                                                            0           1,077,726
Accrued dividend and interest receivable                                                        18,889              81,240
Other receivables                                                                                   41               1,013
---------------------------------------------------------------------------------------------------------------------------
                Total assets                                                                26,935,572          85,951,610
---------------------------------------------------------------------------------------------------------------------------


                                   Liabilities
---------------------------------------------------------------------------------------------------------------------------

Payable for investment securities purchased                                                          0             952,214
Accrued management fee                                                                          88,334             224,731
Payable to Adviser (note 5)                                                                     20,000                   0
Other payables                                                                                   1,705                   0
---------------------------------------------------------------------------------------------------------------------------
                Total liabilities                                                              110,039           1,176,945
---------------------------------------------------------------------------------------------------------------------------

Net assets applicable to outstanding capital stock                                 $        26,825,533          84,774,665
===========================================================================================================================

Represented by:
     Capital stock and additional paid-in capital--
         authorized  unlimited number of shares at no par
         value for each Fund; outstanding 2,338,666 and
         4,983,002 shares, respectively (note 2)                                            24,710,221          54,229,404
     Undistributed net investment income                                                         1,489                   0
     Accumulated net realized gains                                                             20,596              25,370
     Unrealized appreciation of investments                                                  2,093,227          30,519,891
---------------------------------------------------------------------------------------------------------------------------

                Total--representing net assets
                   applicable to outstanding capital stock                                  26,825,533          84,774,665
===========================================================================================================================

                Net asset value per share of outstanding
                   capital stock                                                    $            11.47               17.01
===========================================================================================================================

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                            Statements of Operations

                      For the year ended December 31, 1995


                                                                                           Clearwater           Clearwater
                                                                                         Small Cap Fund         Growth Fund
----------------------------------------------------------------------------------------------------------------------------

Income:
     Dividends (net of foreign taxes withheld of
         $0 and $1,521, respectively)                                              $           300,085              714,455
     Interest                                                                                   95,035              160,944
----------------------------------------------------------------------------------------------------------------------------
                Total income                                                                   395,120              875,399
----------------------------------------------------------------------------------------------------------------------------

Expenses (note 5):
     Management fee                                                                            312,702              831,562
----------------------------------------------------------------------------------------------------------------------------
                Total expenses                                                                 312,702              831,562
----------------------------------------------------------------------------------------------------------------------------

                Investment income--net                                                           82,418               43,837
----------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gains on investments:
     Net realized gains on investments                                                       2,170,720            5,008,130
     Net change in unrealized appreciation or
         depreciation of investments                                                         3,282,565           16,347,374
----------------------------------------------------------------------------------------------------------------------------
                Net gain on investments                                                      5,453,285           21,355,504
----------------------------------------------------------------------------------------------------------------------------

                Net increase in net assets
                   resulting from operations                                       $         5,535,703           21,399,341
============================================================================================================================

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                       Statements of Changes in Net Assets


                                                            Clearwater Small Cap Fund                Clearwater Growth Fund
                                                              Year ended December 31                 Year ended December 31
                                                 ----------------------------------------------------------------------------
                                                             1995               1994                1995               1994
-----------------------------------------------------------------------------------------------------------------------------

Operations:
     Investment income, net                    $            82,418            265,711              43,837            258,787
     Net realized gain on investments                    2,170,720          2,132,393           5,008,130          4,541,749
     Net change in unrealized appreciation
         or depreciation of investments                  3,282,565         (3,606,956)         16,347,374         (4,079,200)
-----------------------------------------------------------------------------------------------------------------------------
                Net increase (decrease) in
                   net assets resulting
                   from operations                       5,535,703         (1,208,852)         21,399,341            721,336
-----------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from:
     Investment income, net                                (80,929)          (265,711)            (43,837)          (258,787)
     Excess distribution of net investment
         income                                                  0               (572)             (2,342)              (141)
     Net realized gains                                 (2,150,083)        (2,132,393)         (4,980,550)        (4,541,617)
     Excess distribution of net realized gains                   0                (41)                  0                  0
     Tax return of capital                                       0             (2,017)                  0               (196)
-----------------------------------------------------------------------------------------------------------------------------
                Total distributions to
                   shareholders                         (2,231,012)        (2,400,734)         (5,026,729)        (4,800,741)
-----------------------------------------------------------------------------------------------------------------------------

Capital share transactions (note 4):
     Proceeds from sales                                 3,891,971          4,570,373              50,000            122,000
     Shares issued for reinvestment of
         distributions                                   1,647,305          3,152,653           2,938,222         10,501,198
     Payments for shares redeemed                          (16,824)           (87,305)           (585,274)        (1,581,274)
-----------------------------------------------------------------------------------------------------------------------------
                Increase in net assets
                   from capital share
                   transactions                          5,522,452          7,635,721           2,402,948          9,041,924
-----------------------------------------------------------------------------------------------------------------------------

                Total increase in net assets             8,827,143          4,026,135          18,775,560          4,962,519

Net assets at beginning of year                         17,998,390         13,972,255          65,999,105         61,036,586
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year (including
     undistributed net investment income of
     $1,489 and $0 for Clearwater Small
     Cap Fund)                                 $        26,825,533         17,998,390          84,774,665         65,999,105
=============================================================================================================================

See accompanying notes to financial statements.

                           CLEARWATER INVESTMENT TRUST

                          Notes to Financial Statements


    (1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12,
              1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes two series of funds: Clearwater Small Cap Fund and Clearwater Growth Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the funds is long-term capital growth. The Clearwater Small Cap Fund primarily invests in equity and fixed income securities of companies that have total equity market capitalizations of $1 billion or lower. The Clearwater Growth Fund invests in a broad list of securities that offer the potential for growth.

    (2)   Summary of Significant Accounting Policies

              The significant accounting policies followed by the funds are as follows:

              Use of Estimates

              Thepreparation   of  financial   statements  in  conformity   with
                 generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

              Investments in Securities

              Investments  in  securities  are valued at the last sales price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

              Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.

              Federal Taxes

              TheTrust's  policy  is to  comply  with  the  requirements  of the
                 Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST


              Netinvestment  income  and net  realized  gains  (losses)  for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

              On the  statements  of assets and  liabilities,  due to  permanent book-to-tax differences, undistributed net investment income has been increased by $2,342 for Clearwater Growth Fund, resulting in a net reclassification adjustment to decrease accumulated net realized gains by $2,342.

              Distributions to Shareholders

              Distributions to shareholders  from net investment  income and net realized gains, if any, are declared annually and paid in cash or reinvested in additional shares.

    (3)   Investment Security Transactions

          Costof purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1995, were as follows:

                                                                        Sales
                                                     Purchases         proceeds
             -------------------------------------------------------------------

              Clearwater Small Cap Fund        $    22,548,105       17,556,338
              Clearwater Growth Fund                43,770,814       49,102,639

    (4)   Capital Share Transactions

          Transactions in shares of each fund for the years ended December 31, 1995 and 1994, were as follows:

                                          Clearwater            Clearwater
                                        Small Cap Fund          Growth Fund
                                     -------------------   --------------------
                                        1995       1994      1995         1994
              -----------------------------------------------------------------

              Sold                    376,459    389,420     3,495        8,545
              Issued for reinvested
              distributions           143,619    298,474   172,735      737,890

              Redeemed                 (1,503)    (7,788)  (38,758)    (112,779)
              -----------------------------------------------------------------
              =================================================================

                    Increase           518,575   680,106   137,472      633,656
              =================================================================

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST


    (5)   Expenses and Related Party Transactions

          The Trust has a  contract  for  management  services  with  Clearwater
              Management Company, a management firm of which the Trust's chairman is a shareholder. Under terms of the agreement, Clearwater Small Cap Fund and Clearwater Growth Fund pay a monthly fee equal to an annual rate of 1.35% and 1.10% of average net assets, respectively. However, certain state securities laws do not permit Clearwater Management Company to charge its management fee with respect to investments in other investment companies held by the funds, therefore, actual management fees may be less than these contractual rates. Clearwater Management Company is responsible for the payment or reimbursement of all of the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, is equal to an annual rate of 1.00% of the first $30 million in net assets and then decreasing in reduced percentages to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Growth Fund, payable to SIT Investment Associates, Inc., is equal to an annual rate of .75% of the first $10 million in net assets and then decreasing in reduced percentages to .35% of net assets in excess of $80 million.

          The Clearwater   Small  Cap  Fund  borrowed  $20,000  from  Clearwater
              Management Company on December 29, 1995 in order to meet cash distribution requirements. The fund subsequently paid back the $20,000 on January 18, 1996.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST


    (6)   Financial Highlights

          Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:


Clearwater Small Cap Fund

  -----------------------------------------------------------------------------------------------------
                                              1995        1994**        1993        1992       1991
  -----------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------

  Net asset value, beginning
      of year                            $    9.89        12.26        11.50        11.30       9.37
  -----------------------------------------------------------------------------------------------------

  Income from investment
      operations:
      Net investment income                    .04          .17          .17          .29        .37
      Net gains or losses on
          securities (both realized
          and unrealized)                     2.56         (.99)        1.60          .25       1.93
  -----------------------------------------------------------------------------------------------------
               Total from
                   investment
                   operations                 2.60         (.82)        1.77          .54       2.30
  -----------------------------------------------------------------------------------------------------

  Less distributions:
      Dividends from net
          investment income                   (.04)        (.17)        (.17)       (.29)       (.37)
      Distributions from net
          realized gains                      (.98)       (1.38)        (.84)       (.05)        .00
  -----------------------------------------------------------------------------------------------------
               Total distributions           (1.02)       (1.55)       (1.01)       (.34)       (.37)
  -----------------------------------------------------------------------------------------------------

  Net asset value, end of year           $   11.47         9.89        12.26        11.50      11.30
  -----------------------------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------------------------

  Total return*                              26.3%        (6.7%)       15.4%         4.9%      24.9%
  -----------------------------------------------------------------------------------------------------

  Net assets, end of year (000s
  omitted)                                $ 26,826       17,998       13,972        13,128    12,537

  Ratio of expenses to average
      net assets                             1.35%        1.40%        1.47%       1.49%       1.62%

  Ratio of net investment income
      to average net assets                   .36%        1.61%        1.38%       2.54%       3.64%

  Portfolio turnover rate
      (excluding short-term
      securities)                           77.46%      122.88%       58.49%      73.07%      67.42%

   *Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

  **Effective May 1, 1994,  a change was  implemented  in the fund's  investment policies whereby the fund must invest at least 65% of its total assets in securities of companies that have total equity market capitalizations of $1 billion or lower. Prior to this change, the Fund was permitted to invest in a broad list of equity and fixed income securities. Also, the fund's name was changed from Clearwater Value Fund to Clearwater Small Cap Fund. Also effective January 1, 1994, Kennedy Capital Management became the sub-adviser for the Fund.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST


Clearwater Growth Fund

                                                              Year ended December 31
                                           -------------------------------------------------------------
                                             1995         1994         1993        1992         1991
  ------------------------------------------------------------------------------------------------------
  ------------------------------------------------------------------------------------------------------

  Net asset value, beginning
      of year                            $   13.62        14.49        15.98       15.42        10.91
  ------------------------------------------------------------------------------------------------------

  Income from investment
      operations:
         Net investment income                 .01          .06          .09         .11          .14
         Net gains or losses on
            securities (both realized
            and unrealized)                   4.43          .11          .27         .56         4.51
  ------------------------------------------------------------------------------------------------------
                   Total from
                      investment
                      operations              4.44          .17          .36         .67         4.65
  ------------------------------------------------------------------------------------------------------

  Less distributions:
      Dividends from net
         investment income                    (.01)        (.06)        (.09)       (.11)        (.14)
      Distributions from realized
         gains                               (1.04)        (.98)       (1.76)        .00          .00
  ------------------------------------------------------------------------------------------------------
                   Total distributions       (1.05)       (1.04)       (1.85)       (.11)        (.14)
  ------------------------------------------------------------------------------------------------------

  Net asset value, end of year           $   17.01        13.62        14.49       15.98        15.42
  ------------------------------------------------------------------------------------------------------

  Total return*                              32.6%         1.2%         2.2%        4.4%        42.8%

  Net assets, end of period
      (000s omitted)                      $ 84,775       65,999       61,037      67,554       65,818

  Ratio of expenses to average
      net assets                             1.08%        1.07%        1.08%       1.10%        1.17%

  Ratio of net investment income
      to average net assets                   .06%         .39%         .55%        .74%        1.05%

  Portfolio turnover rate
      (excluding short-term
      securities)                           58.64%       70.69%       52.76%      32.08%       29.27%

  *Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                            Investments in Securities

                                December 31, 1995


                                                                                     Principal
                                                                                     amount or
                                                                                      number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets.)

Corporate Bonds (.1%):
     Park Ohio Industries Inc.
         7.25%, 6/15/2004                                                                 250,000   $          252,500
     AGCO Corp. 6.5%, 06/01/2008                                                            1,000                3,908
-----------------------------------------------------------------------------------------------------------------------
                Total investment in bonds (cost $251,634)                                                      256,408
-----------------------------------------------------------------------------------------------------------------------

Common and Preferred stocks (99.0%):
     Aerospace (0.9%):
         Aeroflex Inc. (b)                                                                 26,400              112,200
         Sifco Industries (b)                                                               9,540               51,278
         Sparton Corp. (b)                                                                 21,200               92,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               256,228
-----------------------------------------------------------------------------------------------------------------------

     Agriculture (.1%):
         China Industrial Group Inc. (b)                                                   24,600               33,056
-----------------------------------------------------------------------------------------------------------------------

     Automotive (2.6%):
         Arrow Automotive Industries (b)                                                   12,000               75,000
         Bailey Corp. (b)                                                                  12,600               61,425
         Defiance Inc. (b)                                                                  7,000               42,000
         Margate Industries Inc.                                                           21,000               19,687
         Masland Corp.                                                                     10,750              150,500
         Safety Components International Inc. (b)                                          19,500              307,125
         Starcraft Corp.                                                                   10,000               45,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               700,737
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
                                                                     (Continued

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Banks (5.7%):
         Bankatlantic Bancorp. Inc.                                                        18,125   $          339,844
         Fidelity Fed Savings                                                              18,370              298,512
         First Federal Bancshares of Eau Claire Inc.                                       11,350              173,087
         Metropolitan Bancorp (b)                                                          20,000              260,000
         Poughkeepsie Savings Bank FSB                                                     39,400              206,850
         TF Financial Corp.                                                                15,850              240,722
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,519,015
-----------------------------------------------------------------------------------------------------------------------

     Business Services (1.0%):
         Cerbco Inc. (b)                                                                    3,000               20,250
         Ellett Brothers                                                                   12,100               96,800
         Joule Inc. (b)                                                                     6,759               33,795
         Medquist Inc. (b)                                                                  8,300               67,438
         NSC Corp.                                                                         23,660               47,320
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               265,603
-----------------------------------------------------------------------------------------------------------------------

     Chemicals (2.4%):
         CPAC Inc. (b)                                                                     17,312              244,532
         LSB Industries Inc.                                                               28,500              124,688
         Wedco Technology Inc. (b)                                                         20,200              265,125
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               634,345
-----------------------------------------------------------------------------------------------------------------------

     Computer Software (6.1%):
         Citation Computer Systems (b)                                                     36,500              205,313
         Computer Outsourcing Services Inc. (b)                                            33,750              143,437
         Find/SVP Inc. (b)                                                                 31,495               62,990
         Henry (Jack) & Associates                                                         14,000              346,500
         Number Nine Visual Technology Corp. (b)                                           20,000              175,000
         Prophet 21 Inc. (b)                                                               70,000              319,375
         SYMIX Systems (b)                                                                 31,500              315,000
         Zycad Corp. (b)                                                                    8,000               67,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,634,615
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.


                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued

     Construction Materials (3.0%):
         American Biltrite Inc.                                                            13,000   $          282,750
         Ameron Inc.                                                                        6,000              225,750
         Apogee Enterprises Inc. (b)                                                       16,000              272,000
         Utilx Corp. (b)                                                                   16,600               35,275
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               815,775
-----------------------------------------------------------------------------------------------------------------------

     Consumer Services (1.50%):
         Childrens Discovery Center                                                        60,000              307,500
         Nobel Education Dynamics (b)                                                       6,250              106,250
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               413,750
-----------------------------------------------------------------------------------------------------------------------

     Defense (.8%):
         Intelect Communications Systems                                                   41,050              228,341
-----------------------------------------------------------------------------------------------------------------------

     Electrical Equipment (1.2%):
         IEC Electronics Corp.(b)                                                          13,000              113,750
         Luminart Inc. (b)                                                                 40,000               55,200
         TSX Corp. (b)                                                                      4,000               86,000
         Zycon Corp. (b)                                                                    6,200               69,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               324,700
-----------------------------------------------------------------------------------------------------------------------

     Electronics, Instrument (15.3%):
         All American Semiconductor (b)                                                    34,000               78,625
         Aura Systems Inc. (b)                                                             60,000              337,500
         COHU Inc.                                                                         16,500              420,750
         DBA Systems Inc. (b)                                                              24,000              105,000
         Data Measurement Corp. (b)                                                        14,200              261,812
         Datamarine International Inc. (b)                                                 34,500              388,125
         Herley Industries Inc. (b)                                                        17,100              119,700
         LaBarge Inc. (b)                                                                  18,300               64,050
         Liuski International Inc. (b)                                                     58,050              192,291
         MTI Technology Corp. (b)                                                         135,900              322,762
         Micro Component Technology (b)                                                    26,800              177,550
         Numerex Corp. Class A (b)                                                         29,400              191,100


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

         Supertex Inc. (b)                                                                  8,300   $           86,113
         II-VI Inc. (b)                                                                     2,000               21,500
         Ultrak Inc. (b)                                                                   12,700               81,756
         Wegener Corp. (b)                                                                 76,600              928,775
         Whitehall Corp. (b)                                                               10,000              335,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             4,112,409
-----------------------------------------------------------------------------------------------------------------------

     Entertainment (0.1%):
         Spec's Music Inc. (b)                                                             20,000               35,000
-----------------------------------------------------------------------------------------------------------------------

     Financial (4.8%):
         D & N Financial Corp. (b)                                                         16,900              204,912
         Hallmark Captial Corp. (b)                                                        10,000              157,500
         Marion Capital Holdings Inc.                                                       8,650              173,000
         Mid Continent Bancshares Inc.                                                      6,000              111,000
         Pacific Crest Capital, Inc. (b)                                                   39,900              289,275
         Riggs National Preferred Series B 10.75%                                          12,250              346,063
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,281,750
-----------------------------------------------------------------------------------------------------------------------

     Food and Beverage (3.9%):
         Brothers Gourmet Coffees Inc. (b)                                                 10,100               36,613
         Erly Industries                                                                    7,877               53,170
         Farmers Brothers Company                                                           2,150              293,475
         Unimark Group Inc. (b)                                                            55,500              672,937
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,056,195
-----------------------------------------------------------------------------------------------------------------------

     Furniture (0.9%):
         Rowe Furniture Corp.                                                              49,400              216,125
         Stanley Furniture Company Inc. (b)                                                 3,670               29,360
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               245,485
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Health Care (2.7%):
         Grancare Inc. (b)                                                                  8,370   $          121,365
         Health Fitness Physical Therapy Inc. ((b)                                         60,400              135,900
         Integrated Health Services (b)                                                     4,326              108,150
         Medical Innovations Inc. (b)                                                      10,000               15,000
         Moore Medical Corp. (b)                                                            8,400               90,300
         Sterling HealthCare Group (b)                                                     23,450              249,156
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               719,871
-----------------------------------------------------------------------------------------------------------------------

     Home Builders (0.2%):
         MDC Holdings Inc.                                                                  7,200               51,300
-----------------------------------------------------------------------------------------------------------------------

     Housewares (.9%):
         Libbey Inc.                                                                       10,450              235,125
-----------------------------------------------------------------------------------------------------------------------

     Insurance (7.9%):
         Acordia Inc.                                                                      10,850              324,144
         American Physician Service Group (b)                                              49,000              471,625
         Amvestors Financial Corp.                                                         11,000              129,250
         Health Risk Management Inc. (b)                                                      500                5,125
         Intercargo Corp.                                                                  20,100              201,000
         Lawyers Title Corp.                                                               18,400              351,900
         Liberty Financial Companies                                                        9,400              284,350
         Motor Club of America (b)                                                          6,200               40,300
         Pioneer Financial Services Inc.                                                   17,022              314,907
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,122,601
-----------------------------------------------------------------------------------------------------------------------

     Lodging and Restaurant (0.1%):
         Main Street & Main Inc. (b)                                                        7,500               21,094
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Machinery (4.1%):
         AAON Inc. (b)                                                                     23,000   $          132,250
         Amistar Corp. (b)                                                                 17,618              162,967
         Easco Inc.                                                                        27,000              232,875
         Global Industrial Technologies Inc. (b)                                            1,800               33,975
         Lincoln Electric                                                                  18,000              432,000
         Speizman Industries Inc. (b)                                                      12,500               35,937
         Stevens International Series A (b)                                                14,000               61,250
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,091,254
-----------------------------------------------------------------------------------------------------------------------

     Manufactured Housing (0.7%):
         Champion Enterprises (b)                                                           5,950              183,706
-----------------------------------------------------------------------------------------------------------------------

     Medical Technology (5.5%):
         ADAC Laboratories                                                                 24,850              301,306
         Aequitron Medical Inc. (b)                                                        27,470              209,459
         Alliance Imaging Inc. (b)                                                         36,000              103,500
         Biowhittaker Inc. (b)                                                             14,800              112,850
         GAMMA Biologicals Inc.                                                             6,040               27,935
         Health Management Inc. (b)                                                        31,500              417,375
         Laserscope (b)                                                                    47,738               92,492
         Medical Graphics Corp. (b)                                                         5,400               26,663
         OEC Medical Systems Inc. (b)                                                      19,232              187,512
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             1,479,092
-----------------------------------------------------------------------------------------------------------------------

     Metal Fabrication (1.8%):
         Cold Metal Products Inc. (b)                                                      15,000               71,250
         HMI Industries                                                                     9,000              108,000
         Matthews International Corp.                                                      16,000              312,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               491,250
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number               Market
                                 Name of issuer                                      of shares           value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Office Equipment, Computers (2.7%):
         Genicom Corp. (b)                                                                 15,000   $           76,875
         Inotek Technologies Corp. (b)                                                     23,000               15,813
         Miltope Group Inc. (b)                                                            22,200               62,437
         Summagraphics Corp. (b)                                                            5,950               12,272
         3D Systems Corp. (b)                                                              17,783              422,346
         Tridex Corp. (b)                                                                  15,000              105,000
         Xscribe Corp. (b)                                                                 30,000               22,500
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               717,243
-----------------------------------------------------------------------------------------------------------------------

     Oil and Gas (3.2%):
         Bolt Technology Corp. (b)                                                        197,500              357,969
         CE Franklin Ltd. (b)                                                              13,180               19,770
         ICO Inc.                                                                          26,200              127,725
         Industrial Holdings Inc. (b)                                                      10,000               41,250
         KCS Energy Inc.                                                                   10,600              159,000
         Lufkin Industries Inc.                                                             5,400              122,175
         WRT Energy Corp.                                                                   9,550                7,610
         WRT Energy Corp. Preferred 9.0%                                                    7,600               34,200
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               869,699
-----------------------------------------------------------------------------------------------------------------------

     Packaging (0.7%):
         Mobile Mini Inc. (b)                                                              50,000              187,500
-----------------------------------------------------------------------------------------------------------------------

     Paper (.7%):
         Mercer International Inc. (b)                                                      9,000              184,500
-----------------------------------------------------------------------------------------------------------------------

     Pharmaceuticals (1.1%):
         ICN Pharmaceuticals Inc.                                                          14,902              286,863
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number
                                                                                     of shares
                                                                                   or principal            Market
                                 Name of issuer                                       amount             value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Printing and Publishing (1.5%):
         Central Newspapers                                                                 6,850   $          214,919
         Graphic Industries                                                                15,250              186,812
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               401,731
-----------------------------------------------------------------------------------------------------------------------

     Recreational Vehicles (0.8%):
         Polaris Industries Inc.                                                            7,350              215,906
-----------------------------------------------------------------------------------------------------------------------

     Retail Trade (8.2%):
         Celebrity, Inc. (b)                                                                4,200               24,150
         Dairy Mart Convenience Stores, Inc. CL A (b)                                      24,000              135,000
         Drug Emporium, Inc. (b)                                                           43,300              178,612
         Genovese Drug Stores Class A                                                      36,542              411,097
         Hills Stores Preferred 10/5/08 Series A (b)                                        4,605               43,172
         National Media Corp. (b)                                                          32,070              673,470
         Strober Organization Inc. (b)                                                     39,400              140,363
         Trak Auto Corp. (b)                                                               15,850              241,713
         Universal Self Care Inc. (b)                                                      25,200               47,250
         Valuevision International Inc. Class A (b)                                        60,000              333,750
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             2,228,577
-----------------------------------------------------------------------------------------------------------------------

     Telecommunications (3.3%):
         Davox Corp. (b)                                                                   13,850              164,469
         Interdigital Communications Corp. (b)                                             28,400              209,450
         Mastec Inc. (b)                                                                   24,300              321,975
         NII Norstat International Inc. (b)                                                40,000              112,500
         Teledata Communications Ltd. (b)                                                  12,000               75,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               883,394
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                            CLEARWATER SMALL CAP FUND

                      Investments in Securities, Continued


                                                                                      Number
                                                                                     of shares
                                                                                   or principal            Market
                                 Name of issuer                                       amount             value (a)
-----------------------------------------------------------------------------------------------------------------------

Common and preferred stocks, continued:

     Textile and Apparel (.7%):
         Culp Inc.                                                                         17,500   $          194,688
         Orbit International Corp. (b)                                                      8,000                7,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               201,688
-----------------------------------------------------------------------------------------------------------------------

     Transportation (1.9%):
         Greenwich Air Services Inc.                                                       22,818              524,814
         Pacific International Services Inc.                                               15,000                  300
-----------------------------------------------------------------------------------------------------------------------
                                                                                                               525,114
-----------------------------------------------------------------------------------------------------------------------
                Total investment in common stocks
                   (cost: $24,566,059)                                                                      26,654,512
-----------------------------------------------------------------------------------------------------------------------

Short-term securities (-%):
     Federated Master Trust 5.29%                                                           1,279                1,279
-----------------------------------------------------------------------------------------------------------------------
                Total investments in short-term
                   securities (cost: $1,279)                                                                     1,279
-----------------------------------------------------------------------------------------------------------------------

                Total investments in securities
                   (cost: $24,818,972) (c)                                                          $       26,912,199
=======================================================================================================================


Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)   Currently non-income producing.

(c) At December 31, 1995, the cost for federal income tax purposes was $24,818,972. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

         Gross unrealized appreciation                                                              $        4,956,564
         Gross unrealized depreciation                                                                      (2,863,337)
-----------------------------------------------------------------------------------------------------------------------

                Net unrealized appreciation                                                         $        2,093,227
=======================================================================================================================

                           CLEARWATER INVESTMENT TRUST

                             CLEARWATER GROWTH FUND

                            Investments in Securities

                                                                                                               December 31, 1995


                                                                                            Number              Market
                                   Name of issuer                                         of shares           value (a)
----------------------------------------------------------------------------------------------------------------------------
(Percentages of each investment category relate to total net assets.)

Common stocks (96.5%):

Domestic (91.5%):

     Aerospace (2.1%):
         Boeing Company                                                                         22,500   $        1,763,438
----------------------------------------------------------------------------------------------------------------------------

     Agriculture (.2%):
         Pioneer Hi-Bred International Inc.                                                      2,500              139,063
----------------------------------------------------------------------------------------------------------------------------

     Automotive (2.2%):
         Harley Davidson Inc.                                                                   66,500            1,911,875
----------------------------------------------------------------------------------------------------------------------------

     Banks (3.1%):
         Citicorp                                                                               38,500            2,589,125
----------------------------------------------------------------------------------------------------------------------------

     Chemicals (1.7%):
         Monsanto Company                                                                       11,500            1,408,750
----------------------------------------------------------------------------------------------------------------------------

     Computer software (12.6%):
         Computer Associates International Inc.                                                 16,500              938,438
         First Data Corp.                                                                       51,425            3,439,047
         HBO & Company                                                                          19,000            1,455,875
         Microsoft Corp. (b)                                                                    20,000            1,755,000
         Oracle Systems Corp. (b)                                                               47,500            2,012,813
         Parametric Technology Corp. (b)                                                        16,000            1,064,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 10,665,173
----------------------------------------------------------------------------------------------------------------------------

     Construction materials (1.1%):
         Owens Corning Fiberglas (b)                                                            20,000              897,500
----------------------------------------------------------------------------------------------------------------------------

     Consumer non-Durable (4.2%):
         Gillette Company                                                                       35,000            1,824,371
         Procter & Gamble Company                                                               21,000            1,743,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,567,371
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                             CLEARWATER GROWTH FUND

                      Investments in Securities, Continued


                                                                                            Number              Market
                                   Name of issuer                                         of shares           value (a)
----------------------------------------------------------------------------------------------------------------------------

Common stocks, continued:

     Electronics, instrument (9.2%):
         Applied Materials Inc. (b)                                                             17,000   $          669,375
         Intel Corp.                                                                            43,000            2,440,250
         LSI Logic Corp. (b)                                                                    42,000            1,375,500
         Motorola Inc.                                                                          14,500              826,500
         Sensormatic Electronics Corp.                                                          50,000              868,750
         Sundstrand Corp.                                                                        9,500              668,563
         Xilinx Inc. (b)                                                                        31,000              945,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,794,438
----------------------------------------------------------------------------------------------------------------------------

     Entertainment (0.9%):
         Viacom Class B (b)                                                                     16,500              781,688
----------------------------------------------------------------------------------------------------------------------------

     Financial (6.1%):
         American Express Company                                                               20,500              848,187
         CUC International Inc. (b)                                                             52,500            1,791,563
         Federal Home Loan Mortgage Corp.                                                       21,000            1,753,500
         Mercury Finance Company                                                                60,000              795,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,188,250
----------------------------------------------------------------------------------------------------------------------------

     Food and beverage (4.3%):
         Coca Cola Company                                                                      18,000            1,336,500
         Phillip Morris Companies, Inc.                                                         24,500            2,217,250
         Whitman Corp.                                                                           4,000               93,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,646,750
----------------------------------------------------------------------------------------------------------------------------

     Health care (4.3%):
         Healthsouth Rehabilitation (b)                                                         38,000            1,106,750
         Mid Atlantic Medical Services (b)                                                      29,000              703,250
         United Healthcare Corp.                                                                28,000            1,834,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,644,000
----------------------------------------------------------------------------------------------------------------------------

     Insurance (6.1%):
         American International Group                                                           24,000            2,220,000
         MGIC Investment Corp.                                                                  30,000            1,627,500
         Mercury General Corp.                                                                  28,500            1,360,875
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,208,375
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.

                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                             CLEARWATER GROWTH FUND

                      Investments in Securities, Continued


                                                                                            Number              Market
                                   Name of issuer                                         of shares           value (a)
----------------------------------------------------------------------------------------------------------------------------

Common stocks, continued:

     Lodging and restaurants (1.1%):
         Marriott International, Inc.                                                           24,000   $          918,000
----------------------------------------------------------------------------------------------------------------------------

     Medical Technology (3.9%):
         Medtronic Inc.                                                                         41,500            2,318,813
         Stryker Corp.                                                                          18,500              971,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,290,063
----------------------------------------------------------------------------------------------------------------------------

     Office equipment, computers (6.1%):
         Alco Standard Corp. (b)                                                                 5,000              228,125
         Cisco Systems Inc. (b)                                                                 44,000            3,283,500
         3Com Corporation (b)                                                                   22,000            1,025,750
         Silicon Graphics Inc. (b)                                                              23,500              646,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  5,183,625
----------------------------------------------------------------------------------------------------------------------------

     Oil and gas (3.4%):
         British Petroleum Company                                                               3,000              306,375
         Enron Corp.                                                                            30,000            1,143,750
         McDermott International Inc.                                                           28,000              616,000
         Union Texas Petroleum Holdings Inc.                                                    41,000              794,375
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,860,500
----------------------------------------------------------------------------------------------------------------------------

     Pharmaceuticals (8.4%):
         Amgen Inc. (b)                                                                         40,000            2,375,000
         Johnson & Johnson                                                                      22,000            1,883,750
         Pfizer Inc.                                                                            45,000            2,835,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  7,093,750
----------------------------------------------------------------------------------------------------------------------------

     Retail Trade (3.1%):
         Home Depot Inc.                                                                        42,500            2,034,688
         Office Depot Inc. (b)                                                                  31,000              612,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,646,938
----------------------------------------------------------------------------------------------------------------------------

     Services (3.4%):
         Ceridian Corp. (b)                                                                     39,500            1,629,375
         Paychex Inc. (b)                                                                       25,500            1,271,813
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  2,901,188
----------------------------------------------------------------------------------------------------------------------------


See accompanying notes to investments in securities.
                                                                     (Continued)

                           CLEARWATER INVESTMENT TRUST

                             CLEARWATER GROWTH FUND

                      Investments in Securities, Continued


                                                                                            Number
                                                                                          of shares
                                                                                         or principal           Market
                                   Name of issuer                                           amount            value (a)
----------------------------------------------------------------------------------------------------------------------------

Common stocks, continued:

     Telecommunications (4.0%):
         Airtouch Communications Inc.                                                           55,000   $        1,553,750
         DSC Communications Corp. (b)                                                           35,000            1,290,625
         MCI Communications (b)                                                                 10,000              261,250
         Tellabs Inc. (b)                                                                        9,000              333,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  3,438,625
----------------------------------------------------------------------------------------------------------------------------

     Foreign (5.0%):
         SAP Ads                                                                                11,000              554,400
         Exel Ltd.                                                                              23,000            1,403,000
         Loewen Group Inc.                                                                      32,500              822,656
         Nokia Corp. ADR A                                                                       8,000              311,000
         Schlumberger Ltd.                                                                      17,000            1,177,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  4,268,306
----------------------------------------------------------------------------------------------------------------------------

                   Total investment in common stocks
                       (cost: $51,286,900)                                                               $       81,806,791
----------------------------------------------------------------------------------------------------------------------------

Short-term securities (3.5%):
     Norwest Advantage Cash Investment Fund 5.38%                                            2,958,356   $        2,958,356
----------------------------------------------------------------------------------------------------------------------------

                   Total investment in short-term
                       securities (cost: $2,958,356)                                                              2,958,356
----------------------------------------------------------------------------------------------------------------------------

                   Total investments in securities
                       (cost: $54,245,256) (c)                                                           $       84,765,147
============================================================================================================================


See accompanying notes to investments in securities.

                                   (Continued)

                           CLEARWATER INVESTMENT TRUST

                             CLEARWATER GROWTH FUND

                      Investments in Securities, Continued



Notes to Investments in Securities

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

(b)   Currently non-income producing.

(c) At December 31, 1995, the cost for federal income tax purposes was $54,245,256. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

         Gross unrealized appreciation                                                                   $       31,597,797
         Gross unrealized depreciation                                                                           (1,077,906)
----------------------------------------------------------------------------------------------------------------------------

                Net unrealized appreciation                                                              $       30,519,891
============================================================================================================================